CREDIT RISK AND CONCENTRATION	12 Months Ended
Dec. 31, 2011
CREDIT RISK AND CONCENTRATION
CREDIT RISK AND CONCENTRATION

NOTE 19—CREDIT RISK AND CONCENTRATION

Financial Risks:

        Financial instruments, which potentially subject the Company to concentrations of credit risk, consist principally of cash, cash equivalents, short-term investments and accounts and notes receivable. The Company places its temporary cash and short-term investments with several financial institutions. Approximately $205.2 million and $287.6 million of the Company's cash and cash equivalents and short-term investments were on deposit in accounts outside the U.S.at December 31, 2011 and 2010, respectively, of which approximately $134.1 million and $214.2 million were held by subsidiaries in China.

        The Company's exposure to market risk for changes in interest rates relates primarily to its investment portfolio. The fair value of its investment portfolio would not be significantly affected by either a 10% increase or decrease in interest rates due mainly to the short term nature of most of its investment portfolio. However, the Company's interest income can be sensitive to changes in the general level of U.S. and China interest rates since the majority of its funds are invested in instruments with maturities of less than one year. In a declining interest rate environment, as short term investments mature, reinvestment occurs at less favorable market rates. Given the short term nature of certain investments, declining interest rates will negatively impact the Company's investment income.

        The Company maintains an investment portfolio of various holdings, types and maturities. The Company does not use derivative financial instruments. The Company places its cash investments in instruments that meet high credit quality standards, as specified in its investment policy guidelines. The Company's policy is to limit the risk of principal loss and to ensure the safety of invested funds by generally attempting to limit market risk. Funds in excess of current operating requirements are mostly invested in money market funds which are rated AAA.

Concentration of Credit Risk and Major Customers:

        Most Chinese telecommunication carriers have three levels of operations: the central headquarters level, the provincial level and the local city/county level. Both central and provincial levels are independent legal entities and have their own corporate mandate. The purchasing decision making process may take various forms for different projects and may also differ significantly from carrier to carrier. The Company groups all China customers together by province and treats each province as one customer since that is the level at which purchasing decisions are made.

        At December 31, 2011, the Company's accounts receivable balance included amounts due from affiliates of Softbank representing approximately 42% of the Company's total accounts receivables, net of allowances for doubtful accounts. At December 31, 2010, the Company's accounts receivable balance included amounts due from affiliates of Softbank representing approximately 32% of the Company's total accounts receivables, net of allowances for doubtful accounts.

        The following customers accounted for 10% or more of the Company's net revenues:

	For the Years Ended December 31,
	2011	2010	2009
Affiliates of Softbank	29%	16%	—
PCD LLC	—	—	14%

        Approximately 45%, 53%, and 30% of the Company's net sales during 2011, 2010, and 2009, respectively, were to entities affiliated with the government of China. Accounts receivable balances from these China government affiliated entities or state owned enterprises were $32.8 million and $38.2 million, respectively, as of December 31, 2011 and 2010. The Company extends credit to its customers in China generally without requiring collateral. In global sales outside of China, the Company may require letters of credit from its customers. The Company monitors its exposure for credit losses and maintains allowances for doubtful accounts.

Country Risks:

        Approximately 49%, 57%, and 46% of the Company's sales for the year ended December 31, 2011, 2010, and 2009, respectively, were made in China. Accordingly, the political, economic and legal environment, as well as the general state of China's economy may influence the Company's business, financial condition and results of operations. The Company's operations in China are subject to special considerations and significant risks not typically associated with companies in the United States. These include risks associated with, among others, the political, economic and legal environments and foreign currency exchange. The Company's results may be adversely affected by, among other things, changes in the political, economic and social conditions in China, and by changes in governmental policies with respect to laws and regulations, changes in China's telecommunications industry and regulatory rules and policies, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation.